CONDENSED FINANCIAL INFORMATION OF THE CORPORATION	12 Months Ended
Dec. 31, 2013
CONDENSED FINANCIAL INFORMATION OF THE CORPORATION
CONDENSED FINANCIAL INFORMATION OF THE CORPORATION

NOTE 16 – CONDENSED FINANCIAL INFORMATION OF THE CORPORATION

            The following tables present the condensed balance sheets, statements of income, comprehensive income, and cash flows of the Corporation as of December 31, 2013 and 2012:

CONDENSED BALANCE SHEETS

	As of December 31,
	2013	2012
Cash	$23	$61
Investment in bank subsidiary	99,695	111,655
Investment in credit life insurance company	54	54
Investment in other securities	17	17
Dividends receivable from bank subsidiary	2,058	1,917
Cash surrender value - life insurance	4,409	4,395
Total assets	$106,256	$118,099
Liabilities
Accrued liabilities	$1,820	$1,686
Dividends payable	1,858	1,917
Total liabilities	3,678	3,603
Shareholders' equity
Common stock - $10 par value, 8,000,000 shares authorized;
5,021,012 and 5,180,000 shares issued and outstanding,
as of December 31, 2013 and December 31, 2012, respectively	50,210	51,800
Retained earnings	61,369	57,366
Accumulated other comprehensive income (loss)	(9,001)	5,330
Total shareholders' equity	102,578	114,496
Total liabilities and shareholders' equity	$106,256	$118,099

CONDENSED STATEMENTS OF INCOME

	Years ended December 31,
	2013	2012	2011
Operating income
Dividends from bank subsidiary	$7,663	$7,289	$6,974
Other dividend income	15	18	15
Other	65	135	130
Operating expenses	(238)	(218)	(199)
Income before equity in undistributed net
income of bank subsidiary	7,505	7,224	6,920
Equity in undistributed net income of bank subsidiary	2,371	384	76
Net Income	$9,876	$7,608	$6,996

CONDENSED STATEMENT OF COMPREHENSIVE INCOME (LOSS)

	Year Ended December 31,
	2013	2012	2011
Net Income for common shareholders	$9,876	$7,608	$6,996
Other Comprehensive Income (Loss)
Unrealized appreciation (depreciation) on available-for-sale securities, net of tax expense (benefit) of ($8,507), $1,204, and $2,960	(13,589)	1,923	4,728
Reclassification adjustment for realized gains included in net income, net of taxes of ($319), ($883), and ($561), respectively	(510)	(1,411)	(897)
Change in unfunded portion of postretirement benefit obligations, net of tax of ($146), $1,008 and $1,214, respectively	(232)	1,610	1,940
Other Comprehensive Income (Loss)	(14,331)	2,122	5,771
Total Comprehensive Income (Loss)	$(4,455)	$9,730	$12,767

CONDENSED STATEMENTS OF CASH FLOWS

	Years Ended December 31,
	2013	2012	2011

Operating activities
Net income for the year	$9,876	$7,608	$6,996
Adjustments to reconcile net income to net cash
provided by operating activities
Equity in undistributed net income of bank subsidiary	(2,371)	(384)	(76)
Increase in cash surrender value of life insurance contracts	(65)	(135)	(130)
(Increase) decrease in other assets	(90)	56	(1,972)
Decrease in payables	84	127	126
Total adjustments	(2,442)	(336)	(2,052)
Net cash provided by operating activities	7,434	7,272	4,944
Investing activities
Purchase of single premium life insurance policy	-	(310)	-
Net cash used by investing activities	-	(310)	-
Financing activities
Payment to repurchase common stock	(3,722)	(3,400)	(3,011)
Cash dividends paid	(3,800)	(3,944)	(1,991)
Advance from subsidiary	50	-	-
Net cash used by financing activities	(7,472)	(7,344)	(5,002)
Decrease in cash	(38)	(382)	(58)
Cash at beginning of year	61	443	501
Cash at end of year	$23	$61	$443